Shareholders' equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
At January 1, 2023	$ 1,710,254	$ 1,644,280	$ 1,621,244
Translation adjustment on foreign subsidiaries	81,315	65,243	(64,575)
At December 31, 2023	1,456,634	1,710,254	1,644,280
Attributable to NEXA's shareholders	1,201,921	1,442,245
Attributable to non-controlling interests	254,713	268,009
Reserve Of Exchange Differences On Translation Including Non Controlling Interest [Member]
IfrsStatementLineItems [Line Items]
At January 1, 2023	(269,075)	(334,318)	(269,743)
Translation adjustment on foreign subsidiaries	81,315	65,243	(64,575)
At December 31, 2023	(187,760)	(269,075)	(334,318)
Reserve Of Cash Flow Hedges Including Non Controlling Interest [Member]
IfrsStatementLineItems [Line Items]
At January 1, 2023	1,262	1,593	1,266
Cash flow hedge accounting	(537)	(331)	327
At December 31, 2023	725	1,262	1,593
Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]
IfrsStatementLineItems [Line Items]
At January 1, 2023	(14,213)	(10,948)	(875)
Changes in fair value of financial liabilities related to changes in the Company's own credit risk	(385)	343	(7,441)
Changes in fair value of investments in equity instruments	(1,466)	(3,608)	(2,632)
At December 31, 2023	(16,064)	(14,213)	(10,948)
Accumulated Other Comprehensive Income Including Non Controlling Interest [Member]
IfrsStatementLineItems [Line Items]
At January 1, 2023	(282,026)	(343,673)	(269,352)
Translation adjustment on foreign subsidiaries	81,315	65,243	(64,575)
Cash flow hedge accounting	(537)	(331)	327
Changes in fair value of financial liabilities related to changes in the Company's own credit risk	(385)	343	(7,441)
Changes in fair value of investments in equity instruments	(1,466)	(3,608)	(2,632)
At December 31, 2023	(203,099)	$ (282,026)	$ (343,673)
Attributable to NEXA's shareholders	(169,094)
Attributable to non-controlling interests	$ (34,005)